CASH (Tables)	12 Months Ended
Dec. 31, 2021
CASH (Tables)
Schedule Of Cash In Bank
	December 31, 2021	December 31, 2020
Bank Deposits-China	$303,065	4,593,943
Bank Deposits-Singapore	313,528	46,660
	616,593	4,640,603